SCHEDULE OF DEPOSIT PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021
Receivables [Abstract]
Deposits and Prepayment	$ 61,270	$ 15,208
Other receivables (Advances from suppliers)	770,396	1,224,353
Total	$ 831,666	$ 1,239,561